PROVISIONS FOR RECLAMATION AND CLOSURE COSTS	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
PROVISIONS FOR RECLAMATION AND CLOSURE COSTS	PROVISIONS FOR RECLAMATION AND CLOSURE COSTS
The Company’s environmental liabilities relate to the restoration of soil and other related mining works cash outflows, which are due upon the closures of mines and production facilities. The full provision is classified as a non-current liability as the provision is expected to be utilized at the end of the life of the mine.

	For years ended December 31,
	2025	2024
Opening balance	$129,375	$108,452
Changes in estimates related to closure costs capitalized in mineral property, plant & equipment	53,913	16,535
Accretion for the year	4,335	4,388
Carrying value	$187,623	$129,375
Current portion (note 21)	$—	$2,572
Non-current portion	$187,623	$126,803

The present value of expected cash outflows were estimated using existing technology and discounted using real discount rates ranging between 1.23% and 1.98% (2024 - 1.77% and 2.54%). The above provisions are to be settled between 2028 and 2045.
DEFERRED AND CONTINGENT CONSIDERATION
As part of previously completed acquisitions of Agbaou and Sadiola mines, including Korali-Sud, and the remaining interest in Kurmuk, the Company has recorded deferred and contingent consideration payable to the various sellers in post-acquisition years as follows:

For year ended December 31, 2025	Sadiola mine	Agbaou mine	Kurmuk project	Korali-Sud project	Total
Opening balance, January 1, 2025	$31,698	$20,013	$38,267	$1,000	$90,978
Accretion	6,093	—	4,233	—	10,326
Revaluation	—	3,639	—	—	3,639
Balance Payable	—	(1,210)	—	—	(1,210)
Payments	(2,500)	(4,960)	(21,250)	—	(28,710)
Closing balance	$35,291	$17,482	$21,250	$1,000	$75,023

Current	$—	$7,867	$21,250	$1,000	$30,117
Non-current	35,291	9,615	—	—	44,906
Total deferred and contingent consideration	$35,291	$17,482	$21,250	$1,000	$75,023

For the year ended December 31, 2024	Sadiola mine	Agbaou mine	Kurmuk project	Korali-Sud project	Total
Opening balance, January 1, 2024	$39,008	$12,671	$58,974	$951	$111,604
Accretion	5,328	—	3,805	49	9,182
Revaluation	(12,638)	10,977	488	—	(1,173)
Balance Payable	—	(727)	—	—	(727)
Payments	—	(2,908)	(25,000)	—	(27,908)
Closing balance	$31,698	$20,013	$38,267	$1,000	$90,978

Current	$—	$5,267	$1,148	$1,000	$7,415
Non-current	31,698	14,746	37,119	—	83,563
Total deferred and contingent consideration	$31,698	$20,013	$38,267	$1,000	$90,978

Agbaou mine – Acquisition of Endeavour Resources Inc. on March 1, 2021

The contingent consideration recorded on the acquisition of Agbaou relates to a royalty on future production from the Agbaou mine applicable to ore that is mined in excess of 320,611 ounces. This threshold was met in late 2022, and consequently the Company continues to value to royalty payable based on future production and using a discounted cash flow approach.

The primary input to the valuation of the contingent consideration are the consensus forward gold price, from $4,069 per ounce to $3,588 per ounce, and the expected future production of the mine.

Sadiola mine – Acquisition of Société d’Exploitation des Mines d’Or de Sadiola S.A on December 30, 2020

Contingent consideration recorded on the acquisition of Sadiola includes a first tranche of $24.9 million ($12.45 million each to AngloGold Ashanti (“AGA”) and IAMGOLD Corporation (“IMG”)) upon the production of the first 250,000 ounces from the Sadiola Sulphides Project (“SSP”); and a further tranche of $24.9 million ($12.45 million each to AGA and IMG) upon the production of a further 250,000 ounces from the SSP. The contingent consideration was valued using the discounted cash flow approach.

The primary input to the valuation of the contingent consideration is the expected timing of future production from of the mine.

Korali-Sud project – Acquisition of Korali-Sud on November 9, 2023

Deferred consideration recorded on the acquisition of Korali-Sud project includes a $1.0 million deferred consideration.

Kurmuk project – Acquisition of APM Ethiopia Ltd. on September 6, 2023

Deferred consideration recorded on the asset acquisition of Kurmuk includes a consideration consisting of one payment of $25.0 million and two payments of $21.25 million each. The form of these payments includes:

•First payment: $25.0 million in cash due on the first anniversary after completion of the acquisition; or $12.5 million paid in cash within 60 days of first anniversary after completion and $12.5 million paid in shares. The first payment was completed in 2024;
•Second payment: $21.25 million due on the second anniversary after completion of the acquisition; or at the election of the counterparty: $21.25 million in cash due on the third anniversary after completion of the acquisition; or $21.25 million in shares due on the second anniversary after completion of the acquisition. The second payment was completed in 2025;
•Third payment: $21.25 million in cash due at the earlier of the Commercial Production Commencement Date (estimated to be no earlier than the 3rd anniversary); and the fourth anniversary after completion of the acquisition.

On September 9, 2024, the Company issued 5,917,063 shares to partially settle the first payment, in the amount of $12.5 million. The $12.5 million cash portion of the first payment was completed on November 7, 2024. On September 8, 2025, the Company issued 1,474,882 shares to settle the second payment, in the amount of $21.25 million.
The Company used their best estimate for the elected option for the deferred consideration, estimating the present value of the deferred consideration to be $21.3 million as of December 31, 2025, presented as current liability. The deferred consideration is valued using the amortized cost method.